Equity - Summary of Equity (Detail) - EUR (€) € in Millions	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share capital and share premium
Share capital	€ 39		€ 39	€ 39	€ 39
Share premium	17,078		17,050	17,006	16,950
Total share capital and share premium	17,117	[1]	17,088	17,045
Other reserves
Revaluation reserve: Available-for-sale and other				3,447
Disclosure of financial assets [line items]
Revaluation reserve: Cash flow hedge	1,208		604	263
Revaluation reserves: Credit liability	(114)		8
Revaluation reserve: Property in own use	253		204	203
Revaluation reserves	3,249		3,130	3,913
Net defined benefit asset/liability remeasurement reserve	(336)		(394)	(400)
Currency translation reserve	(2,079)		(2,043)	(1,663)
Share of associates and joint ventures and other reserves	3,189		2,940	2,527
Treasury shares	(10)		(11)	(15)	(8)
Total other reserves	4,013	[1]	3,621	4,362
Retained earnings	29,866		28,339	27,022
Shareholders' equity (parent)	50,996	[1]	49,049	48,429
Non-controlling interests	893	[1]	803	715
Equity	51,889	[1]	49,851	49,144	€ 47,863
Debt instruments at FVOCI [Member]
Disclosure of financial assets [line items]
Revaluation reserves: financial assets	1,580		398
Equity securities at FVOCI [Member]
Disclosure of financial assets [line items]
Revaluation reserves: financial assets	€ 322		€ 1,914

[1]

1 The amounts for the period ended December 2019 have been prepared in accordance with IFRS 16. The right-of-use-assets are presented under line-item 'Property and Equipment' and the lease liability is included in line-item 'Other liabilities'. Prior period amounts have not been restated.